Fair Value Measurements - Assets and Liabilities Table (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	$ (1)	$ (1)
Short-term derivative asset
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	42	50
Short-term derivative liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	(43)	(51)
Fair value, inputs, level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	(1)	(1)
Fair value, inputs, level 1 | Short-term derivative asset
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	42	50
Fair value, inputs, level 1 | Short-term derivative liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	(43)	(51)
Fair value, inputs, level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	0	0
Fair value, inputs, level 2 | Short-term derivative asset
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	0	0
Fair value, inputs, level 2 | Short-term derivative liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	0	0
Fair value, inputs, level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	0	0
Fair value, inputs, level 3 | Short-term derivative asset
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	0	0
Fair value, inputs, level 3 | Short-term derivative liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	$ 0	$ 0